Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share for the period/year ended December 31, 2018, 2017 and 2016 have been calculated as follows:

	2018		2017	2016
	RMB	US$	RMB	RMB
Net (loss) income available to ordinary shareholders	(22,172)	(3,224)	(46,003)	(54,483)

Weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Dilutive effect of share options	-	-	-	-

Diluted weighted average number of ordinary shares outstanding	3,265,837	3,265,837	3,265,837	3,265,837

Basic and diluted earnings (loss) per share	(6.79)	(0.99)	(14.09)	(16.68)